Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of long-term debt
The following is a summary of the Company’s Notes as of December 31, 2021:

				Fair Value
(in thousands)	Principal Amount	Unamortized Issuance Costs	Net Carrying Value	Amount	Level
1.25% Convertible Notes due 2026	$750,000	$20,086	$729,914	$794,325	Level 2